Stock Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation
(12)	Stock Compensation

The Company’s stock option plan provides for the grant of options to purchase up to 569,392 shares of the Company’s common stock to officers and other key employees of the Company and its subsidiaries.

The following table summarizes the Company’s stock option activity:

	Number of shares December 31			Weighted average exercise price December 31
	2014	2013	2012	2014	2013	2012
Outstanding, beginning of year	126,286	232,947	297,962	$23.21	$22.82	$21.61
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited or expired	(29,805)	(106,661)	(65,015)	25.75	22.37	17.26
Outstanding, end of year	96,481	126,286	232,947	$22.42	$23.21	$22.82
Exercisable, end of year	85,160	111,188	213,878	$22.82	$23.49	$22.90

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2014.

Total stock-based compensation expense for the years ended December 31, 2014, 2013, and 2012 was $20,000, $19,000, and $29,000, respectively. As of December 31, 2014, the total unrecognized compensation expense related to non-vested stock awards was $31,000 and the related weighted average period over which it is expected to be recognized is approximately 1.3 years.

Options outstanding at December 31, 2014 had a weighted average remaining contractual life of approximately 1.9 years and no intrinsic value. Options outstanding at December 31, 2013 had a weighted average remaining contractual life of approximately 2.5 years and no intrinsic value. No stock options were granted during the years presented above.

Options exercisable at December 31, 2014 had a weighted average remaining contractual life of approximately 1.7 years and no intrinsic value. Options exercisable at December 31, 2013 had a weighted average remaining contractual life of approximately 2.3 years and no intrinsic value. No stock options were exercised during the years presented above.